HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 3.2%
	AUTOMOTIVE - 0.1%
3,116	Tesla, Inc.(a)	$ 1,158,373

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,491,844

	CHEMICALS - 0.1%
11,050	CF Industries Holdings, Inc.	1,434,732

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	2,426,554

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation, Class A	965,412
8,769	Crown Castle, Inc.	713,007
		1,678,419
	INTERNET MEDIA & SERVICES - 0.7%
12,288	Alphabet, Inc., Class A	3,533,537
6,213	Alphabet, Inc., Class C	1,782,261
11,824	Meta Platforms, Inc., Class A	6,764,866
		12,080,664
	OIL & GAS PRODUCERS - 0.1%
6,500	Chevron Corporation	1,344,850

	SELF-STORAGE REIT - 0.0%(b)
6,704	Extra Space Storage, Inc.	879,096

	SEMICONDUCTORS - 1.1%
19,502	Advanced Micro Devices, Inc.(a)	3,967,292
88,960	NVIDIA Corporation	15,514,624
10,156	QUALCOMM, Inc.	1,307,890
		20,789,806
	SOFTWARE - 0.7%
1,000	Atlassian Corporation, Class A(a)	68,250
31,150	Microsoft Corporation	11,530,795

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 3.2% (Continued)
	SOFTWARE - 0.7% (Continued)
4,485	Salesforce, Inc.	$ 837,215
		12,436,260
	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	2,044,532

	TECHNOLOGY SERVICES - 0.0%(b)
13,587	PayPal Holdings, Inc.	614,540

	TOTAL COMMON STOCKS (Cost $32,407,170)	58,379,670

	EXCHANGE-TRADED FUNDS — 91.0%
	EQUITY - 44.9%
3,903,700	Fundstrat Granny Shots US Large Cap ETF(a)	93,181,319
554,196	Invesco QQQ Trust Series 1 ETF	319,870,847
163,400	iShares Semiconductor ETF	53,703,044
140,900	VanEck Semiconductor ETF	54,021,060
144,235	Vanguard Growth ETF	63,000,406
454,704	Vanguard Mega Cap Growth ETF	167,076,438
183,200	Vanguard Small-Cap Growth ETF	55,372,200
		806,225,314
	FIXED INCOME - 46.1%
4,105,500	iShares 0-3 Month Treasury Bond ETF	413,259,630
4,509,300	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	413,232,252
		826,491,882

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,439,691,845)	1,632,717,196

	TOTAL INVESTMENTS - 94.2% (Cost $1,472,099,015)	$ 1,691,096,866
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%	103,486,732
	NET ASSETS - 100.0%	$ 1,794,583,598

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 11.8%
	APPAREL & TEXTILE PRODUCTS - 0.5%
26,333	Ralph Lauren Corporation	$ 9,058,289

	AUTOMOTIVE - 0.6%
76,278	BorgWarner, Inc.	4,138,844
97,077	General Motors Company	7,232,236
		11,371,080
	BANKING - 0.7%
73,828	Citigroup, Inc.	8,372,834
23,871	M&T Bank Corporation	4,934,613
		13,307,447
	BIOTECH & PHARMA - 0.4%
178,927	Organon & Company	1,071,773
90,184	Pfizer, Inc.	2,532,367
308,928	Viatris, Inc.	4,173,617
		7,777,757
	CHEMICALS - 0.6%
19,313	Albemarle Corporation	3,467,263
34,974	CF Industries Holdings, Inc.	4,541,024
85,615	Mosaic Company (The)	2,183,183
		10,191,470
	ELECTRIC UTILITIES - 1.3%
237,447	AES Corporation (The)	3,345,628
64,506	Entergy Corporation	7,247,894
60,741	Evergy, Inc.	4,975,903
126,362	PPL Corporation	4,827,028
51,345	Public Service Enterprise Group, Inc.	4,156,378
		24,552,831
	ENTERTAINMENT CONTENT - 0.6%
98,267	Fox Corporation, Class A	5,738,793
106,260	Fox Corporation, Class B	5,642,406
		11,381,199
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	4,074,916

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 11.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
5,945	Humana, Inc.	$ 1,030,804
23,450	Universal Health Services, Inc., Class B	4,196,846
		5,227,650
	HOME CONSTRUCTION - 0.4%
27,216	Lennar Corporation, Class A	2,363,437
41,197	PulteGroup, Inc.	4,845,180
		7,208,617
	INSURANCE - 0.4%
8,633	Berkshire Hathaway, Inc., Class B(a)	4,136,933
48,523	MetLife, Inc.	3,431,547
		7,568,480
	OIL & GAS PRODUCERS - 1.2%
76,259	APA Corporation	3,236,432
106,605	Coterra Energy, Inc.	3,746,100
67,680	EQT Corporation	4,307,155
20,399	Marathon Petroleum Corporation	4,981,028
23,556	Valero Energy Corporation	5,820,216
		22,090,931
	PUBLISHING & BROADCASTING - 0.2%
143,272	News Corporation, Class B	4,084,685

	RETAIL - CONSUMER STAPLES - 0.3%
68,091	Kroger Company (The)	4,927,065

	SEMICONDUCTORS - 0.1%
30,558	Skyworks Solutions, Inc.	1,636,381

	SPECIALTY FINANCE - 0.4%
102,478	Synchrony Financial	6,970,554

	SPECIALTY REIT - 0.0%(b)
13,608	Millrose Properties, Inc.	381,024

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 11.8% (Continued)
	STEEL - 0.5%
19,174	Nucor Corporation	$ 3,242,323
27,639	Steel Dynamics, Inc.	4,975,020
		8,217,343
	TECHNOLOGY HARDWARE - 0.4%
178,604	Hewlett Packard Enterprise Company	4,252,561
115,577	HP, Inc.	2,220,234
		6,472,795
	TECHNOLOGY SERVICES - 0.2%
44,068	Cognizant Technology Solutions Corporation, Class A	2,703,572
136,795	DXC Technology Company(a)	1,719,513
		4,423,085
	TELECOMMUNICATIONS - 0.6%
202,853	AT&T, Inc.	5,880,708
95,278	Verizon Communications, Inc.	4,782,956
		10,663,664
	TOBACCO & CANNABIS - 0.3%
70,078	Altria Group, Inc.	4,624,447

	TRANSPORTATION & LOGISTICS - 1.2%
88,489	Alaska Air Group, Inc.(a)	3,254,625
245,913	American Airlines Group, Inc.(a)	2,641,106
85,071	Delta Air Lines, Inc.	5,655,520
113,737	Southwest Airlines Company	4,273,099
75,425	United Airlines Holdings, Inc.(a)	6,944,380
		22,768,730
	WHOLESALE - CONSUMER STAPLES - 0.4%
40,126	Archer-Daniels-Midland Company	2,916,759
28,136	Bunge Global S.A.	3,578,899
		6,495,658

	TOTAL COMMON STOCKS (Cost $154,359,385)	215,476,098

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.2%
	EQUITY - 41.6%
1,011,427	iShares Select Dividend ETF	$ 153,140,162
268,284	State Street SPDR S&P 500 ETF Trust	174,475,817
1,201,957	Vanguard Dividend Appreciation ETF	258,492,871
12,580	Vanguard Growth ETF	5,494,818
1,132,957	Vanguard High Dividend Yield ETF	167,790,932
		759,394,600
	FIXED INCOME - 41.6%
3,766,750	iShares 0-3 Month Treasury Bond ETF	379,161,055
4,137,350	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	379,146,754
		758,307,809

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,309,248,424)	1,517,702,409

	TOTAL INVESTMENTS - 95.0% (Cost $1,463,607,809)	$ 1,733,178,507
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%	90,627,711
	NET ASSETS - 100.0%	$ 1,823,806,218

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.

HCM MULTI-ASSET PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 1.3%
	SOFTWARE - 1.3%
25,950	Microsoft Corporation (Cost $10,027,420)	$ 9,605,912

	EXCHANGE-TRADED FUNDS — 94.1%
	EQUITY - 32.3%
2,922,900	Fundstrat Granny Shots US Large Cap ETF(a)	69,769,623
221,689	Invesco QQQ Trust Series 1 ETF	127,954,457
65,200	iShares Semiconductor ETF	21,428,632
56,300	VanEck Semiconductor ETF	21,585,420
		240,738,132
	FIXED INCOME - 61.8%
1,194,450	iShares 0-3 Month Treasury Bond ETF	120,233,337
1,732,889	iShares Core U.S. Aggregate Bond ETF	172,023,891
1,311,950	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	120,227,098
661,100	Vanguard Total Bond Market ETF	48,683,404
		461,167,730

	TOTAL EXCHANGE-TRADED FUNDS (Cost $677,062,519)	701,905,862

	TOTAL INVESTMENTS - 95.4% (Cost $687,089,939)	$ 711,511,774
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%	34,049,423
	NET ASSETS - 100.0%	$ 745,561,197

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.8%
	FIXED INCOME - 89.8%
268,400	iShares 0-3 Month Treasury Bond ETF	$ 27,017,144
348,191	iShares iBoxx $ High Yield Corporate Bond ETF	27,702,076
136,346	iShares J.P. Morgan USD Emerging Markets Bond ETF	12,806,980
294,800	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	27,015,472
258,568	State Street SPDR Bloomberg High Yield Bond ETF	24,750,129
	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,312,891)	119,291,801

	TOTAL INVESTMENTS - 89.8% (Cost $117,312,891)	$ 119,291,801
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.2%	13,602,351
	NET ASSETS - 100.0%	$ 132,894,152

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt